Fair Value (Details) - Schedule of fair values of financial assets and liabilities, excluding financial instruments - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 11,868,738	$ 15,098,151
Liabilities
Payables to customers	28,613,350	35,959,925
Short-term borrowings	110,000	110,000
Lease liability - current	535,228
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Cash and cash equivalents	11,868,738	15,098,151
Bank balances held on behalf of customers	2,942,560	653,324
Receivables from broker-dealers and clearing organizations
Short-term loans receivable	3,578,046
Other receivables
Total assets	18,389,344	15,751,475
Liabilities
Payables to customers
Payables to broker-dealers and clearing organizations
Accrued expenses and other payables
Short-term borrowings
Lease liability - current	535,228
Due to director
Total liabilities	535,228
Significant Observable Inputs (Level 2) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations	50,775,530	87,938,377
Other receivables	118,506	67,352
Total assets	50,894,036	88,005,729
Liabilities
Payables to customers	28,613,350	35,959,925
Payables to broker-dealers and clearing organizations	31,578,383	53,101,820
Accrued expenses and other payables	1,813,313	1,623,354
Short-term borrowings	110,000	110,000
Due to director	154,697	161,044
Total liabilities	62,269,743	90,956,143
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Other receivables
Total assets
Liabilities
Payables to customers
Payables to broker-dealers and clearing organizations
Accrued expenses and other payables
Short-term borrowings
Due to director
Total liabilities
Total Carrying Value [Member]
Assets
Cash and cash equivalents	11,868,738	15,098,151
Bank balances held on behalf of customers	2,942,560	653,324
Receivables from broker-dealers and clearing organizations	50,775,530	87,938,377
Short-term loans receivable	3,578,046
Other receivables	118,506	67,352
Total assets	69,283,380	103,757,204
Liabilities
Payables to customers	28,613,350	35,959,925
Payables to broker-dealers and clearing organizations	31,578,383	53,101,820
Accrued expenses and other payables	1,813,313	1,623,354
Short-term borrowings	110,000	110,000
Lease liability - current	535,228
Due to director	154,697	161,044
Total liabilities	62,804,971	90,956,143
Estimated Fair Value [Member]
Assets
Cash and cash equivalents	11,868,738	15,098,151
Bank balances held on behalf of customers	2,942,560	653,324
Receivables from broker-dealers and clearing organizations	50,775,530	87,938,377
Short-term loans receivable	3,578,046
Other receivables	118,506	67,352
Total assets	69,283,380	103,757,204
Liabilities
Payables to customers	28,613,350	35,959,925
Payables to broker-dealers and clearing organizations	31,578,383	53,101,820
Accrued expenses and other payables	1,813,313	1,623,354
Short-term borrowings	110,000	110,000
Lease liability - current	535,228
Due to director	154,697	161,044
Total liabilities	$ 62,804,971	$ 90,956,143